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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  12/31/01
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA           02/01/02
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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                      DEC. - 01 FORM 13 F INFORMATION TABLE

         Column 1            Column 2     Column 3      Column 4      Column 5        Column 6      Column 7        Column 8
------------------------  --------------- ----------- --------------  -----------  ---------------  ------------    -------------
     Name of Security     Title of Class    Cusip     Value (000's)     Shares     Discretionary
Abbott Labs               Common          002824100             786       14,100           14,100                   Sole
Albertson's               Common          013104104             453       14,400           14,400                   Sole
American Intl. Group      Common          026874107           6,043       76,110           76,110                   Sole
Amgen                     Common          031162100           1,233       21,850           21,850                   Sole
Anadarko Petroleum        Common          032511107           2,067       36,375           36,375                   Sole
Anheuser Busch            Common          035229103           1,260       27,884           27,884                   Sole
Automatic Data Proc.      Common          053105103           9,013      153,036          153,036                   Sole
BP PLC                    Common          055622104             293        6,316            6,316                   Sole
Bank America              Common          060505104             582        9,256            9,256                   Sole
Biogen                    Common          090597105             337        5,875            5,875                   Sole
Bristol-Myers Squibb      Common          110122108             548       10,762           10,762                   Sole
Chevron                   Common          16945Q106             599        6,688            6,688                   Sole
Cintas                    Common          172908105           3,762       78,377           78,377                   Sole
Cisco Systems             Common          17275R102             361       19,948           19,948                   Sole
Clorox                    Common          189054109             332        8,400            8,400                   Sole
Coca-Cola                 Common          191216100           3,470       73,615           73,615                   Sole
Disney, Walt              Common          254687106           1,317       63,609           63,609                   Sole
Dover                     Common          260003108           3,975      107,244          107,244                   Sole
Dow Chemical              Common          260543103             304        9,000            9,000                   Sole
EMC                       Common          268648102             282       20,995           20,995                   Sole
Exxon Mobil               Common          30231G102             820       20,878           20,878                   Sole
Fiserv                    Common          337738108           1,373       32,462           32,462                   Sole
Gannett                   Common          364730101           1,876       27,913           27,913                   Sole
General Electric          Common          269604103           4,318      107,746          107,746                   Sole
Genuine Parts             Common          372460105             206        5,625            5,625                   Sole
Genzyme                   Common          372917104             239        4,000            4,000                   Sole

                           FORM 13 F INFORMATION TABLE

         Column 1               Column 2       Column 3       Column 4      Column 5        Column 6      Column 7     Column 8
-------------------------    ---------------   -----------  --------------  -----------  ---------------  ----------   -------------
     Name of Security        Title of Class      Cusip      Value (000's)     Shares     Discretionary
Gillette                     Common            375766102              416       12,456           12,456                Sole
Grainger, WW                 Common            384802104              258        5,384            5,384                Sole
Halliburton                  Common            406216101              206       15,800           15,800                Sole
Hewlett-Packard              Common            428236103            2,279      110,990          110,990                Sole
Illinois Tool Works          Common            452308109              890       13,150           13,150                Sole
Intel                        Common            458140100            2,150       68,380           68,380                Sole
Johnson & Johnson            Common            478160104            6,568      111,134          111,134                Sole
M & T Bank                   Common            55261F104              798       10,955           10,955                Sole
Marriott International       Com-Cl A          571903202              386        9,500            9,500                Sole
Merck                        Common            589331107            4,247       72,234           72,234                Sole
Microsoft                    Common            594918104            1,464       22,113           22,113                Sole
Minnesota Mining & Mfg.      Common            604059105              626        5,300            5,300                Sole
Noble Affiliates             Common            654894104            1,111       31,487           31,487                Sole
PNC Bank                     Common            693475105              449        8,000            8,000                Sole
Pepsico                      Common            713448108              842       17,300           17,300                Sole
Procter & Gamble             Common            742718109           10,739      135,718          135,718                Sole
Schlumberger                 Common            806857108            1,371       24,950           24,950                Sole
Sun Microsystems             Common            866810104              129       10,500           10,500                Sole
Sysco                        Common            871829107            6,606      251,952          251,952                Sole
Union Pacific                Common            907818108              272        4,780            4,780                Sole
United Parcel Service        Common            911312106            1,009       18,525           18,525                Sole
Verizon Communications       Common            92343V104              243        5,132            5,132                Sole
Wal-Mart Stores              Common            931142103              235        4,100            4,100                Sole
Walgreen                     Common            931422109              525       15,600           15,600                Sole
Wrigley, Wm. Jr.             Common            982526105            2,599       50,600           50,600                Sole